SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets of the Company's consolidated VIEs

	December 31, 2011	December 31, 2012
	$	$
Cash and cash equivalents	3,449,087	3,684,138
Accounts receivable—net	1,394,375	689,035
Other receivables	5,029,346	2,894,714
Merchandise inventory	2,756,050	7,668,644
Property and equipment—net	2,726,201	1,639,478
Other non-current assets	1,196,974	200,069
Total Assets	16,552,033	16,776,078
Accounts payable	4,886,576	3,101,935
Advances from customers	1,790,998	1,345,714
Accrued expenses	5,378,698	281,152
Other current liabilities	4,142,652	1,955,777
Income taxes payable	107,032	34,718
Total Liabilities	16,305,956	6,719,296

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Schedule of classification of primary cost in each major expense category

Cost of Goods Sold	Selling, General and Administrative Expenses
• Cost of merchandise sold;	• Payroll, bonus and benefit costs for retail and corporate associates;
• Merchandise inventory write-down and shortage; and	• Occupancy costs for retail, distribution center and corporate facilities;
• Customer shipping and handling costs.	• Sample development costs
• Advertising and marketing costs;
• Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
• Legal, finance, information systems and other corporate overhead costs.